Borrowings - Schedule Disclosure of Detailed Information about Exchangeable Bonds (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€) shares
Disclosure of detailed information about borrowings [line items]
Number Of Options Redeemed Due To Put Option Exercised By Bond holders | shares	1,038,800,000
Notional amount | €	€ 1,065,900,000